Investment in Equity Accounted Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Aggregated Summarized Financial Information for Equity Method's Investment
The following table presents aggregated summarized financial information assuming a 100% ownership interest in the Partnership’s equity accounted joint ventures. The results included are for the Itajai FPSO joint venture and the Libra Joint Venture.

	As at December 31,
	2018 $	2017 $
Cash and cash equivalents	89,634	167,381
Other assets - current	58,574	26,994
Vessels and equipment	1,152,039	1,215,451
Other assets - non-current	37,424	51,908
Current portion of long-term debt	90,063	179,701
Other liabilities - current	49,714	59,840
Long-term debt	684,538	771,573
Other liabilities - non-current	96,147	114,115

	Year ended December 31,
	2018 $	2017 $	2016 $
Revenues	264,215	90,662	80,999
Income from vessel operations	119,774	43,422	42,380
Realized and unrealized (loss) gain on derivative instruments	(7,047)	(139)	1,608
Net income	78,916	28,884	35,866